Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
January 31, 2026
SIC-NPRT1-0426
1.9904431.103
Common Stocks - 96.3%
	Shares	Value ($)
AUSTRALIA - 4.1%
Financials - 2.0%
Capital Markets - 1.1%
Macquarie Group Ltd	1,796	265,362
Insurance - 0.9%
QBE Insurance Group Ltd	15,266	209,232
TOTAL FINANCIALS		474,594
Industrials - 0.9%
Commercial Services & Supplies - 0.9%
Brambles Ltd	13,165	205,351
Materials - 1.2%
Metals & Mining - 1.2%
IperionX Ltd (a)	53,603	274,349
TOTAL AUSTRALIA		954,294
AUSTRIA - 0.5%
Materials - 0.5%
Construction Materials - 0.5%
Wienerberger AG	3,868	127,920
BELGIUM - 3.1%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	1,672	235,648
Health Care - 2.1%
Pharmaceuticals - 2.1%
UCB SA	1,648	498,913
TOTAL BELGIUM		734,561
CANADA - 1.7%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp	1,716	212,237
Information Technology - 0.8%
IT Services - 0.8%
Shopify Inc Class A (a)	1,457	191,181
TOTAL CANADA		403,418
DENMARK - 0.6%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	2,096	50,933
Health Care - 0.4%
Pharmaceuticals - 0.4%
Novo Nordisk A/S Series B	1,610	95,601
TOTAL DENMARK		146,534
FINLAND - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	4,946	116,756
FRANCE - 5.5%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	107	257,343
Consumer Staples - 1.4%
Food Products - 0.6%
Danone SA	1,797	140,813
Personal Care Products - 0.8%
L'Oreal SA	387	177,803
TOTAL CONSUMER STAPLES		318,616
Financials - 2.4%
Capital Markets - 1.1%
Amundi SA (b)(c)	2,847	252,933
Insurance - 1.3%
AXA SA	6,622	301,958
TOTAL FINANCIALS		554,891
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	544	166,301
TOTAL FRANCE		1,297,151
GERMANY - 6.3%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Auto1 Group SE (a)	6,364	210,466
Financials - 0.8%
Capital Markets - 0.7%
Deutsche Boerse AG	639	161,811
Insurance - 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	60	36,365
TOTAL FINANCIALS		198,176
Industrials - 1.8%
Air Freight & Logistics - 0.8%
Deutsche Post AG	3,490	195,190
Industrial Conglomerates - 1.0%
Siemens AG	759	229,469
TOTAL INDUSTRIALS		424,659
Information Technology - 0.4%
Software - 0.4%
SAP SE	431	86,099
Materials - 1.8%
Construction Materials - 1.8%
Heidelberg Materials AG	1,578	432,168
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Instone Real Estate Group SE (b)(c)	13,295	135,372
TOTAL GERMANY		1,486,940
HONG KONG - 1.8%
Financials - 1.8%
Insurance - 1.8%
AIA Group Ltd	36,326	419,111
INDIA - 0.4%
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd ADR	2,612	84,577
IRELAND - 2.8%
Consumer Staples - 0.3%
Food Products - 0.3%
Kerry Group PLC Class A	765	67,828
Financials - 0.8%
Banks - 0.8%
AIB Group PLC	17,635	197,539
Industrials - 1.7%
Building Products - 1.7%
Kingspan Group PLC	4,516	393,449
TOTAL IRELAND		658,816
ITALY - 3.8%
Financials - 3.2%
Banks - 3.2%
Intesa Sanpaolo SpA	63,771	451,460
UniCredit SpA	3,308	288,279
TOTAL FINANCIALS		739,739
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	1,286	153,122
TOTAL ITALY		892,861
JAPAN - 20.7%
Consumer Discretionary - 3.6%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	24,673	146,077
Household Durables - 2.0%
Panasonic Holdings Corp	11,774	161,430
Sony Group Corp	14,365	316,718
		478,148
Specialty Retail - 1.0%
Fast Retailing Co Ltd	604	229,486
TOTAL CONSUMER DISCRETIONARY		853,711
Financials - 5.2%
Banks - 2.8%
Mizuho Financial Group Inc	3,374	146,492
Sumitomo Mitsui Financial Group Inc	14,199	499,669
		646,161
Financial Services - 1.8%
ORIX Corp	13,677	416,812
Insurance - 0.6%
Tokio Marine Holdings Inc	3,638	135,598
TOTAL FINANCIALS		1,198,571
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd	200	11,424
Industrials - 8.6%
Industrial Conglomerates - 3.8%
Hitachi Ltd	25,715	892,314
Trading Companies & Distributors - 4.8%
ITOCHU Corp	62,829	804,373
Marubeni Corp	8,717	288,107
		1,092,480
TOTAL INDUSTRIALS		1,984,794
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.8%
Ibiden Co Ltd	3,786	201,312
IT Services - 1.3%
NEC Corp	8,789	295,882
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	1,008	166,122
Disco Corp	255	108,694
		274,816
TOTAL INFORMATION TECHNOLOGY		772,010
TOTAL JAPAN		4,820,510
KOREA (SOUTH) - 1.4%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	4,836	58,467
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	427	267,550
TOTAL KOREA (SOUTH)		326,017
NETHERLANDS - 9.4%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Koninklijke KPN NV	99,798	488,762
Financials - 2.7%
Banks - 2.7%
ING Groep NV	21,467	633,082
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
ASML Holding NV	756	1,084,033
TOTAL NETHERLANDS		2,205,877
NEW ZEALAND - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Contact Energy Ltd	12,348	69,515
PORTUGAL - 0.9%
Financials - 0.9%
Banks - 0.9%
Banco Comercial Portugues SA	200,755	217,595
SPAIN - 4.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	400	7,970
Financials - 2.7%
Banks - 2.7%
Banco Santander SA	30,764	392,797
CaixaBank SA	16,949	223,730
TOTAL FINANCIALS		616,527
Utilities - 1.6%
Electric Utilities - 1.6%
Iberdrola SA	16,548	372,045
Iberdrola SA	221	4,958
		377,003
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	269	4,081
TOTAL UTILITIES		381,084
TOTAL SPAIN		1,005,581
SWEDEN - 3.1%
Financials - 1.5%
Financial Services - 1.5%
Investor AB B Shares	9,197	354,354
Industrials - 1.0%
Machinery - 0.3%
Indutrade AB	3,313	77,734
Trading Companies & Distributors - 0.7%
AddTech AB B Shares	4,608	150,436
TOTAL INDUSTRIALS		228,170
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	6,344	139,308
TOTAL SWEDEN		721,832
SWITZERLAND - 1.9%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	495	96,084
Industrials - 1.5%
Electrical Equipment - 1.5%
ABB Ltd	4,165	358,599
TOTAL SWITZERLAND		454,683
TAIWAN - 3.9%
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
MediaTek Inc	1,145	63,843
Taiwan Semiconductor Manufacturing Co Ltd	15,526	855,941

TOTAL TAIWAN		919,784
UNITED KINGDOM - 13.8%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	5,548	166,359
Household Durables - 0.2%
Bellway PLC	1,155	42,925
TOTAL CONSUMER DISCRETIONARY		209,284
Consumer Staples - 1.4%
Food Products - 0.4%
Cranswick PLC	1,255	90,329
Personal Care Products - 1.0%
Unilever PLC	3,617	246,062
TOTAL CONSUMER STAPLES		336,391
Financials - 3.6%
Banks - 1.2%
Lloyds Banking Group PLC	67,100	100,194
NatWest Group PLC	19,295	175,870
		276,064
Capital Markets - 1.3%
3i Group PLC	2,772	127,343
London Stock Exchange Group PLC	1,442	160,261
		287,604
Insurance - 1.1%
Admiral Group PLC	1,427	53,697
Aviva PLC	22,124	192,479
		246,176
TOTAL FINANCIALS		809,844
Health Care - 3.1%
Pharmaceuticals - 3.1%
Astrazeneca PLC	3,895	725,693
Industrials - 3.3%
Commercial Services & Supplies - 0.5%
Johnson Service Group PLC	59,706	114,868
Professional Services - 0.2%
RELX PLC	1,257	44,563
Trading Companies & Distributors - 2.6%
Diploma PLC	3,614	263,086
Howden Joinery Group PLC	29,755	340,787
		603,873
TOTAL INDUSTRIALS		763,304
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Grainger PLC	19,719	52,346
Utilities - 1.3%
Electric Utilities - 0.2%
SSE PLC	1,211	40,250
Multi-Utilities - 1.1%
National Grid PLC	15,618	265,343
TOTAL UTILITIES		305,593
TOTAL UNITED KINGDOM		3,202,455
UNITED STATES - 5.5%
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Alcon AG	3,487	281,558
Industrials - 2.6%
Electrical Equipment - 2.6%
Schneider Electric SE	2,108	604,368
Materials - 1.7%
Construction Materials - 1.7%
CRH PLC	886	108,455
Holcim AG	2,910	299,931
TOTAL MATERIALS		408,386
TOTAL UNITED STATES		1,294,312
TOTAL COMMON STOCKS (Cost $17,362,240)		22,561,100

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $615,235)	3.70	615,112	615,235

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $17,977,475)	23,176,335
NET OTHER ASSETS (LIABILITIES) - 1.1%	267,271
NET ASSETS - 100.0%	23,443,606

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,305 or 1.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $388,305 or 1.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	816,403	2,633,504	2,834,650	7,587	(22)	-	615,235	615,112	0.0%
Total	816,403	2,633,504	2,834,650	7,587	(22)	-	615,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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